Other Expenses - Summary of Other Miscellaneous Operating Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OTHER EXPENSES
Other supplies and services	$ (22,910,010)	$ (17,064,008)	$ (23,962,717)
Professional, outsourced and other services	(43,762,468)	(58,622,123)	(55,571,694)
Repairs and maintenance	(49,671,615)	(13,999,283)	(11,030,522)
Indemnities and fines	(455,825)	(776,011)	(3,046,557)
Taxes and charges	(4,415,819)	(5,105,235)	(4,972,995)
Insurance premiums	(15,794,761)	(13,277,718)	(17,148,278)
Leases and rental costs	(4,494,358)	(2,969,436)	(3,250,503)
Marketing, public relations and advertising	(2,440,070)	(2,501,027)	(3,736,414)
Written-off Huechn and Chilln projects			(36,480,223)
Written-off projects in progress		(25,105,911)
Other supplies	(10,774,808)	(11,188,148)	(6,132,681)
Travel expenses	(2,825,604)	(3,445,944)	(3,190,662)
Environmental expenses	(9,664,683)	(7,769,230)	(2,245,891)
Total	$ (167,210,021)	$ (161,824,074)	$ (170,769,137)